CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 6,281	$ 6,275
Interest bearing deposits with banks	47,487	185
Total cash and cash equivalents	53,768	6,460
Investment securities available for sale	126,020	189,898
Restricted investments in bank stock	3,189	3,534
Loans receivable	166,586	179,386
Allowance for loan losses	(1,640)	(1,673)
Net loans	164,946	177,713
Premises and equipment, net	3,046	3,085
Accrued interest receivable	1,522	2,545
Investment in life insurance	16,261	16,021
Other assets	3,002	1,790
Total assets	371,754	401,046
Deposits (all domestic):
Non-interest bearing	100,586	89,690
Interest bearing	211,993	214,126
Total deposits	312,579	303,816
Short-term borrowings	0	29,450
Long-term borrowings	0	10,000
Other liabilities	3,997	5,231
Total liabilities	316,576	348,497
Shareholders' equity:
Common stock, par value $2 per share; 10,000,000 shares authorized; 3,600,000 issued; 2,860,953 shares outstanding in 2012 and 2011	7,200	7,200
Retained earnings	54,703	51,175
Accumulated other comprehensive income	5,819	6,718
Treasury stock, at cost, 739,047 shares in 2012 and 2011	(12,544)	(12,544)
Total shareholders' equity	55,178	52,549
Total liabilities and shareholders' equity	$ 371,754	$ 401,046